Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Successor [Member]
Contributions of benefit plans	$ 700		$ 900
Predecessor [Member]
Contributions of benefit plans		$ 100		$ 700	$ 1,000